UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-Q QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03595

Name of Fund: BlackRock Healthcare Fund, Inc.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock
Healthcare Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address:
P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 04/30/2009

Date of reporting period: 11/01/2008 – 01/31/2009

Item 1 – Schedule of Investments

BlackRock Healthcare Fund, Inc.
Schedule of Investments January 31, 2009 (Unaudited)		(Percentages shown are based on Net Assets)
Industry	Common Stocks	Shares	Value
Biotechnology - 32.2%	Alexion Pharmaceuticals, Inc. (a)	40,000	$ 1,474,800
	Amgen, Inc. (a)	99,000	5,430,150
	BioMarin Pharmaceuticals, Inc. (a)	101,000	1,945,260
	Biogen Idec, Inc. (a)	40,000	1,946,000
	Celgene Corp. (a)	325,000	17,208,750
	Cephalon, Inc. (a)(b)	48,733	3,761,213
	Cougar Biotechnology, Inc. (a)	50,000	1,459,000
	Genentech, Inc. (a)	388,000	31,521,120
	Genzyme Corp. (a)	224,600	15,479,432
	Gilead Sciences, Inc. (a)	290,000	14,723,300
	Lexicon Genetics, Inc. (a)	1,065,000	1,267,350
	Onyx Pharmaceuticals, Inc. (a)	100,000	3,043,000
	Seattle Genetics, Inc. (a)	200,000	2,018,000
	Vertex Pharmaceuticals, Inc. (a)	91,000	3,007,550
			104,284,925
Health Care Equipment & Supplies - 16.5%	Baxter International, Inc.	102,000	5,982,300
	Gen-Probe, Inc. (a)	129,000	5,807,580
	Hologic, Inc. (a)	280,000	3,301,200
	Integra LifeSciences Holdings Corp. (a)	40,000	1,109,600
	Intuitive Surgical, Inc. (a)	21,500	2,219,445
	Masimo Corp. (a)	400,000	11,108,000
	Medtronic, Inc.	50,000	1,674,500
	NuVasive, Inc. (a)	47,000	1,754,980
	SonoSite, Inc. (a)(b)	465,000	8,830,350
	St. Jude Medical, Inc. (a)	75,000	2,727,750
	VNUS Medical Technologies, Inc. (a)	550,000	8,805,500
	Varian Medical Systems, Inc. (a)	5,400	200,502
			53,521,707
Health Care Providers & Services - 19.3%	Aetna, Inc.	320,000	9,920,000
	AmerisourceBergen Corp.	145,000	5,266,400
	Cardinal Health, Inc.	40,000	1,506,000
	Cigna Corp.	130,000	2,256,800
	Express Scripts, Inc. (a)	180,000	9,676,800
	Genoptix, Inc. (a)(b)	455,800	15,451,620
	Health Net, Inc. (a)	80,000	1,170,400
	Laboratory Corp. of America Holdings (a)	50,000	2,960,000
	Medco Health Solutions, Inc. (a)	235,000	10,558,550
	Quest Diagnostics, Inc.	16,000	789,600
	WellPoint, Inc. (a)	68,000	2,818,600
			62,374,770
Health Care Technology - 5.8%	Cerner Corp. (a)(b)	70,000	2,360,400
	HLTH Corp. (a)(b)	1,433,200	16,309,816
			18,670,216
Internet Software & Services - 1.5%	WebMD Health Corp. Class A (a)(b)	205,300	4,812,232

BlackRock Healthcare Fund, Inc.
Schedule of Investments January 31, 2009 (Unaudited)		(Percentages shown are based on Net Assets)
Industry	Common Stocks	Shares	Value
Life Sciences Tools & Services - 3.0%	Life Technologies Corp. (a)	83,000	$ 2,113,180
	Sequenom, Inc. (a)	165,000	3,656,400
	Thermo Fisher Scientific, Inc. (a)	105,000	3,772,650
			9,542,230
Pharmaceuticals - 21.4%	Abbott Laboratories	220,000	12,196,800
	Bayer AG	85,000	4,512,092
	Bristol-Myers Squibb Co.	975,000	20,874,750
	Forest Laboratories, Inc. (a)	165,000	4,131,600
	Johnson & Johnson	20,000	1,153,800
	Novartis AG Registered Shares	20,000	821,810
	Roche Holding AG	15,000	2,105,771
	Shire Pharmaceuticals Plc (c)	176,000	7,685,920
	Teva Pharmaceutical Industries Ltd. (c)	275,000	11,398,750
	Wyeth	100,000	4,297,000
			69,178,293
	Total Long-Term Investments
	(Cost - $299,373,435) - 99.7%		322,384,373
		Beneficial
		Interest
	Short-Term Securities	(000)
	BlackRock Liquidity Series, LLC
	Money Market Series, 0.60% (d)(e)(f)	USD 13,591	13,590,600
Total Short-Term Securities
	(Cost - $13,590,600) - 4.2%		13,590,600
	Total Investments
	(Cost - $312,964,035*) - 103.9%		335,974,973
	Liabilities in Excess Other Assets - (3.9)%		(12,616,866)
	Net Assets - 100.0%	$ 323,358,107

* The cost and unrealized appreciation (depreciation) of investments as of January 31, 2009, as computed for federal income tax purposes, were as follows:

	Aggregate cost	$ 319,240,783
	Gross unrealized appreciation	$ 30,750,680
	Gross unrealized depreciation	(14,016,490)
	Net unrealized appreciation	$ 16,734,190

(a)	Non-income producing security.
(b)	Security, or a portion of security, is on loan.
(c)	Depositary receipts.
(d)	Investments in companies considered to be an affiliate of the Fund, for purposes of
Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Net
	Affiliate		Activity	Income
	BlackRock Liquidity Series, LLC Cash Sweep Series		-	$ 201,684
	BlackRock Liquidity Series, LLC Money Market Series		$ 13,590,600	$ 435,730
	Merrill Lynch Premier Institutional Fund		$ (87,398,300)	-

(e)	Represents the current yield as of report date.
(f)	Security was purchased with the cash proceeds from securities loans.

BlackRock Healthcare Fund, Inc.
Schedule of Investments January 31, 2009 (Unaudited)

• For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-
classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by
Fund management. This definition may not apply for purposes of this report, which may combine industry sub-
classifications for reporting ease.

• Foreign currency exchange contracts as of January 31, 2009 were as follows:

						Unrealized
	Currency		Currency		Settlement	Appreciation
	Purchased		Sold	Counterparty	Date	(Depreciation)
USD	298,991	CHF	344,001	State Street Bank & Trust Co.	2/03/09	$ 2,395
USD	724,644	CHF	841,718	State Street Bank & Trust Co.	2/04/09	(1,091)
USD	53,181	HKD	412,466	State Street Bank & Trust Co.	2/02/09	(11)
USD	148,804	HKD	1,154,078	State Street Bank & Trust Co.	2/03/09	(27)
Total						$ 1,266

• Currency Abbreviations:
CHF	Swiss Franc
HKD	Hong Kong Dollar
USD	U.S. Dollar

Effective May 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

Level 1 - price quotations in active markets/exchanges for identical securities

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of January 31, 2009 in determining the fair valuation of the Fund's investments:

	Valuation	Investments in
	Inputs	Securities	Other Financial Instruments*
		Assets	Assets	Liabilities
	Level 1	$ 314,944,700	-	-
	Level 2	21,030,273	$ 2,395	$ (1,129)
	Level 3	-	-	-
Total		$ 335,974,973	$ 2,395	$ (1,129)

* Other financial instruments are foreign currency exchange contracts.
Foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument.

Item 2 – Controls and Procedures

2(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Healthcare Fund, Inc.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Healthcare Fund, Inc.

Date: March 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Healthcare Fund, Inc.

Date: March 25, 2009

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Healthcare Fund, Inc.

Date: March 25, 2009